Financial Risk Management - Summary of Exposure to Foreign Currency Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Accounts receivables	$ 103,366	$ 112,951
Other receivables	15,738	33,820
S-T deposits	40,000	170,000
Trade payables	(60,152)	(64,368)
Lease liabilities	(45,083)	(89,002)
Other current liabilities	(7,998)	(13,873)
Currency Risk | SEK/USD
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Other receivables	112,180
S-T deposits	40,000	170,000
Liabilities to credit institutions	(131,290)	(132,831)
Trade payables	(1,496)	(1,757)
Other current liabilities		(7,813)
Total	19,394	27,599
Currency Risk | SEK/EUR
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Accounts receivables	8,957	8,318
Other receivables		1,077
Liabilities to credit institutions	(1,320)	(2,810)
Trade payables	(11,170)	(15,701)
Lease liabilities	(1,789)	(2,047)
Other current liabilities	(5,654)
Total	(10,977)	(11,163)
Currency Risk | SEK/GBP
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Other receivables	12,500	22,938
Other current liabilities	(21,830)
Total	(9,330)	22,938
Currency Risk | SEK/CNY
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Trade payables	(22,761)	(47,727)
Total	(22,761)	(47,727)
Currency Risk | SEK/SGD
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Other receivables	5,074	53,661
Trade payables	(1,232)	(35,785)
Total	3,842	17,876
Currency Risk | SEK/NOK
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Other receivables	23,175	10,406
Total	23,175	10,406
Currency Risk | USD/SEK
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Other receivables	72,493	24,400
Other current liabilities	(158,710)	(22,388)
Total	(86,217)	2,012
Currency Risk | SGD/CNY
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Accounts receivables	259	42,245
Total	259	42,245
Currency Risk | GBP/EUR
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Other receivables		2,780
Other current liabilities	(4,528)
Total	$ (4,528)	$ 2,780